Stock-based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Company's Overall Restricted Shares
A summary of the Company’s overall restricted shares activities for the six months ended June 30, 2023 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested restricted shares as of December 31, 2022	3,417,484	$7.39
Vested	(281,542)	$8.62
Forfeited	(1,175,521)	$7.13

Unvested restricted shares as of June 30, 2023	1,960,421	$7.37

Summary of the Company's Options Activity
A summary of the Company’s options activity for the six months ended June 30, 2023 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2022	357,945	$10.00	3.3	$—
Forfeited	(26,093)	$10.00

Outstanding as of June 30, 2023	331,852	$10.00	2.8	$—
Exercisable as of June 30, 2023	187,343

Unvested as of June 30, 2023	144,509

Summary of the Company's Warrants Activity
A summary of the Company’s warrants activity for the six months ended June 30, 2023 is as follows:

Number of Warrants
Outstanding as of December 31, 2022	18,500,000

Outstanding as of June 30, 2023	18,500,000

Summary of the Company's Total Stock-based Compensation Expense
The Company’s total stock-based compensation expense was summarized as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Cost of revenue	$112	$6,123	$6,091	$28,607
Sales and marketing	245	1,104	813	1,697
Research and development	389	1,145	830	1,367
General and administrative	2,878	15,125	6,451	29,006

Total	$3,624	$23,497	$14,185	$60,677

Equity Settled Restricted Share Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Company's Overall Restricted Shares
A summary of the Company’s Equity-settled Restricted Share Units activity for the six months ended June 30, 2023 is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value per RSU
Unvested RSUs as of December 31, 2022	2,719,136	$4.12
Granted	601,181	$4.02
Forfeited	(78,557)	$4.27
Vested	(859,022)	$4.22

Unvested RSUs as of June 30, 2023	2,382,738	$4.05

Cash settled Restricted Share Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Company's Overall Restricted Shares
A summary of the Company’s Cash-settled RSUs activity for the six months ended June 30, 2023 is as follows:

	Number of Cash- settled RSUs	Weighted Average Grant Date Fair Value per Cash-settled RSU
Unvested Cash-settled RSUs as of December 31, 2022	17,819	$4.27
Vested	(5,941)	$4.27

Unvested Cash-settled RSUs as of June 30, 2023	11,878	$4.27

Equity-settled Performance-Based Restricted Share Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Fair Values of the Company's Restricted Shares
The estimated grant date fair value of the Company’s PSUs subject to a market condition granted under the 2022 Employee Incentive Plan in the first quarter of fiscal year 2023 was calculated using Monte Carlo simulations based on the following assumptions:

Time to maturity (1)	3.0	years
Common stock price (2)	$3.75
Volatility (3)	85.0%
Risk-free rate (4)	3.9%
Dividend yield (5)	0.0%

(1)	Based on contractual terms
(2)	Represents the publicly traded common stock price as of the 2022 Grant Date
(3)	Calculated based on the Company’s historical volatility over a term of 2.3 years
(4)	Based on the U.S. Constant Maturity Treasury yield curve as of the valuation date over a matching term over 3.0 years
(5)	Assumes a dividend yield of zero as the Company has no plans to declare dividends in the foreseeable future

Summary of Company's Overall Restricted Shares
A summary of the Company’s PSUs activity for the three months ended June 30, 2023 is as follows:

	Number of PSUs	Weighted Average Grant Date Fair Value per PSU
Unvested PSUs as of December 31, 2022	1,849,942	$3.53
Granted	2,572,965	$2.12
Forfeited	(5,057)	$3.54

Unvested PSUs as of June 30, 2023	4,417,850	$2.71